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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2001

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Check here if Amendment [ ]; Amendment Number:
                                               ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:             Highfields Capital Management LP
Address:          200 Clarendon Street,
                  51st Floor, Boston, MA  02116
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13F File Number                28-3499
                               -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ Kenneth H. Colburn          Boston, Massachusetts          February 14, 2002
----------------------

Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of other managers reporting for this manager:  None



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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  66


Form 13F Information Table Value Total:  $1,694,886 (x 1000)


List of Other Included Managers:
         01     File Number 28-7618              Jonathon S. Jacobson
         02     File Number 28-7616              Richard L. Grubman

                Highfields Capital Management LP, Mr. Jacobson and Mr. Grubman share investment discretion with respect to the reported securities.


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FORM 13F

Page 2 of 3        Name of Reporting Manager Highfields Capital Management LP

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
       Column 1:           Column 2:     Column 3:    Column 4:    Column 5:                Column 6: Column 7:    Column 8:
                                                                  -----------
                                                                   SHARES OR
                                                                   PRINCIPAL       SH/  PUT/  INVESTMENT  OTHER   -VOTING AUTHORITY-
     NAME OF ISSUER      TITLE OF CLASS CUSIP NUMBER VALUE x$1000    AMOUNT        PRN  CALL  DISCRETION MANAGERS  SOLE SHARED NONE
-----------------------  -------------- ------------ ------------  ----------      ---- ----  ---------- --------  -----------------
Advanced Auto Parts Inc       COM        00751Y106       3,672       73,800        SHRS       OTHER       01/02           X
Amazon Com Inc                COM        023135106       3,870      357,700        SHRS       OTHER       01/02           X
Aramark Corp                  CL B       038521100       5,380      200,000        SHRS       OTHER       01/02           X
AT&T Wireless Svcs Inc        COM        00209A106       5,412      376,647        SHRS       OTHER       01/02           X
Avant Corp                    COM        053487104       6,609      322,530        SHRS       OTHER       01/02           X
Bally Total Fitness
  Hldg Corp                   COM        05873K108       9,615      445,950        SHRS       OTHER       01/02           X
Bank Montreal Que             COM        063671101       1,682      74,000         SHRS       OTHER       01/02           X
BCE Inc                       COM        05534B109      28,628      1,255,600      SHRS       OTHER       01/02           X
BMC Software Inc              COM        055921100      43,862      2,679,400      SHRS       OTHER       01/02           X
Citigroup Inc                 COM        172967101       6,723      133,175        SHRS       OTHER       01/02           X
City Investing Co
  Liq Tr                  UNIT BEN INT   177900107       1,015      586,900        SHRS       OTHER       01/02           X
Compaq Computer Corp          COM        204493100       9,760      1,000,000      SHRS       OTHER       01/02           X
Converium Hldg AG        Sponsored ADR   21248N107        366        15,000        SHRS       OTHER       01/02           X
Cree Inc                      COM        225447101      12,759      433,100        SHRS PUT   OTHER       01/02           X
Cree Inc                      COM        225447101      15,260      518,000        SHRS PUT   OTHER       01/02           X
Echostar Communications       CL A       278762109      94,530      3,441,201      SHRS       OTHER       01/02           X
El Paso Elec Co               COM        283677854      83,427      5,753,600      SHRS       OTHER       01/02           X
Electronic Data Sys           COM        285661104      34,275      500,000        SHRS PUT   OTHER       01/02           X
Enron Corp                    COM        293561106        120       200,000        SHRS       OTHER       01/02           X
Enron Corp                    COM        293561106        222       370,000        SHRS CALL  OTHER       01/02           X
Enron Corp                    COM        293561106        204       340,000        SHRS CALL  OTHER       01/02           X
Fastenal Co                   COM        311900104      22,553      339,500        SHRS PUT   OTHER       01/02           X
Fedex Corp                    COM        31428X106      35,365      681,675        SHRS       OTHER       01/02           X
Florida East Coast Inds       CL A       340632108       2,831      122,300        SHRS       OTHER       01/02           X
Florida East Coast Inds       CL B       340632207       5,690      272,249        SHRS       OTHER       01/02           X
FMC Technologies Inc          COM        30249U101      22,244      1,352,200      SHRS       OTHER       01/02           X
Ford Mtr Co Del          COM PAR $0.01   345370860        157        10,000        SHRS       OTHER       01/02           X
General Mtrs Corp             CL H       370442832       5,871      380,000        SHRS CALL  OTHER       01/02           X
Gentiva Health
  Services Inc                COM        37247A102      38,530      1,755,373      SHRS       OTHER       01/02           X
Georgia Pac Corp         COM GA PAC GRP  373298108       8,283      300,000        SHRS PUT   OTHER       01/02           X
Georgia Pac Corp         COM GA PAC GRP  373298108      19,879      720,000        SHRS PUT   OTHER       01/02           X
Golden St Bancorp Inc    WT EXP 000000   381197136       3,378      2,863,100      SHRS       OTHER       01/02           X
Hilton Hotels Corp            COM        432848109       3,276      300,000        SHRS PUT   OTHER       01/02           X
Home Depot Inc                COM        437076102      28,015      549,200        SHRS       OTHER       01/02           X
Internet Cap
  Group Inc            SUB NT CV 5.5% 04 46059CAA4      20,433      49,837,000     PRN        OTHER       01/02           X
IPC Hldgs Ltd                 ORD        G4933P101       3,848      130,000        SHRS       OTHER       01/02           X
J Net Enterprises Inc         COM        46622V102       1,290      497,931        SHRS       OTHER       01/02           X
Lakes Gaming Inc              COM        51206P109       3,258      525,549        SHRS       OTHER       01/02           X
Laser Mtg Mgmt Inc            COM        51806D100       3,603      3,275,900      SHRS       OTHER       01/02           X
Lucent Technologies Inc  PFD CV 8% 144A  549463206      21,998      20,000,000     PRN        OTHER       01/02           X
Merrill Lynch & Co Inc        COM        590188108      51,390      986,000        SHRS       OTHER       01/02           X
Mirant Corp                   COM        604675108       5,126      320,000        SHRS       OTHER       01/02           X
Mony Group Inc                COM        615337102      66,675      1,928,700      SHRS       OTHER       01/02           X
Nasdaq 100 Tr              Unit Ser 1    631100104       1,946       50,000        SHRS       OTHER       01/02           X
National Australia
  Bk Ltd                 CAP UTS EXCHBL  632525309       7,500      250,000        SHRS       OTHER       01/02           X
Newhall Land &
  Farming Co Cal         DEPOSITARY REC  651426108      75,009      2,534,100      SHRS       OTHER       01/02           X
P F Changs China
  Bistro Inc                  COM        69333Y108       4,730      100,000        SHRS PUT   OTHER       01/02           X
Pactiv Corp                   COM        695257105     129,957      7,321,501      SHRS       OTHER       01/02           X
Park Pl Entmt Corp            COM        700690100      31,029      3,383,720      SHRS       OTHER       01/02           X
Plum Creek Timber Co Inc      COM        729251108      32,231      1,136,899      SHRS       OTHER       01/02           X
Readers Digest Assn Inc   CL A NON VTG   755267101     193,751      8,394,762      SHRS       OTHER       01/02           X
Readers Digest Assn Inc       CL B       755267200       9,699      433,000        SHRS       OTHER       01/02           X
Sappi Ltd                 SPON ADR NEW   803069202      11,578      1,129,600      SHRS       OTHER       01/02           X
Semiconductor Hldrs Tr      DEP RCPT     816636203      54,024      1,290,900      SHRS       OTHER       01/02           X
Shaw Group Inc                COM        820280105       6,447      274,358        SHRS       OTHER       01/02           X
Shaw Communications Inc    CL B CONV     82028K200      47,333      2,232,700      SHRS       OTHER       01/02           X
Silicon Graphics Inc   SR NT CV 5.25% 04 827056AC6      20,161      35,113,000     PRN        OTHER       01/02           X
Silicon Graphics Inc          COM        827056102      21,062      10,029,720     SHRS       OTHER       01/02           X
Station Casinos Inc           COM        857689103      28,989      2,590,600      SHRS       OTHER       01/02           X
Synopsys Inc                  COM        871607107      57,640      975,798        SHRS       OTHER       01/02           X
Timberland Co                 CL A       887100105       7,416      200,000        SHRS       OTHER       01/02           X
TMP Worldwide Inc             COM        872941109       5,414      126,195        SHRS       OTHER       01/02           X
Veritas Software Co           COM        923436109       2,258       50,374        SHRS       OTHER       01/02           X
Visteon Corp                  COM        92839U107       8,877      590,200        SHRS       OTHER       01/02           X
Waddell & Reed Finl Inc       CL A       930059100     138,704      4,307,574      SHRS       OTHER       01/02           X
Willamette Inds Inc           COM        969133107      58,046      1,113,700      SHRS       OTHER       01/02           X
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